Navigator Duration Neutral Municipal Bond Fund
NAVIGATOR DURATION NEUTRAL BOND FUND
Objective:
The Navigator Duration Neutral Bond Fund (the “Fund”) seeks to maximize total return, which is comprised of income and capital appreciation, while hedging interest rate exposure.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 18 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Navigator Duration Neutral Municipal Bond Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Navigator Duration Neutral Municipal Bond Fund		Class A	Class C	Class I
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.45%	0.45%	0.45%
Acquired Fund Fees and Expenses	[1][2]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[1]	1.98%	2.73%	1.73%
Fee Waiver and/or Reimbursement	[1][3]	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	[1]	1.93%	2.68%	1.68%
[1]	Estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until January 30, 2015, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund services providers (other than the Adviser)) will not exceed 1.90%, 2.65%, and 1.65% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing exexpense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Navigator Duration Neutral Municipal Bond Fund (USD $)	1 Year	3 Years
Class A	564	968
Class C	271	843
Class I	171	540

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in bond instruments. The Fund will invest primarily in municipal bond instruments. The Fund intends to be “duration neutral”, meaning it seeks to provide exposure to the municipal bond market while protecting against loss of principal when interest rates rise. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Fund defines bond instruments to include bonds such as municipal bonds, and U.S. Treasury bonds and notes; derivatives based on bonds, such as futures or options on U.S. Treasury Bonds and Notes; and other investment companies, including exchange traded funds or closed-end funds (“Underlying Funds”), that invest primarily in municipal bonds. The Fund may invest in municipal bond instruments that are not tax advantaged and which may provide taxable income. The 80% bond investment policy can be changed without shareholder approval, however, shareholders would be given at least 60 days’ notice prior to any such change.

Duration is the measure of a bond’s sensitivity to interest rate risk changes. Generally the longer the duration, the more sensitive a bond is to interest rate changes. By maintaining both long and short positions, the Fund expects to be able to isolate and neutralize price shifts resulting from changing interest rates, so that the Fund is duration neutral.

The Fund seeks to hedge the portion of the value of the municipal bond instruments subject to interest rate risk through investments in:

• U.S. Treasury Bonds and Notes,

• Futures and Options on U.S. Treasury Bonds and Notes

• Futures and Options on LIBOR Swaps

• Other mutual funds, exchange traded funds (ETF’s) or closed-end funds (collectively, “Underlying Funds”), including inverse or leveraged ETFs.

Bond Selection

The sub-adviser uses a trading strategy based on its proprietary model to take advantage of value in the municipal bond market, by seeking investments it believes are undervalued. Using this model the sub-adviser expects the Fund to invest in securities of a particular municipal bond market or category when trends are favorable or, conversely, sell securities in that municipal bond market or category when trends are unfavorable. The Fund will invest primarily in investment grade bonds, rated at least Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s, or BBB- or higher by Fitch Ratings at the time of purchase. However, there is no limitation or maximum maturity on the Fund’s investments and the sub-adviser expects to invest in bonds issued throughout the U.S., with various maturities.

Riskless Rate Offset

The sub-adviser believes every bond has embedded in its value a riskless interest rate and it uses a proprietary method of evaluating the amount of riskless interest rate for the base currency (U.S. dollar) embedded in the municipal bond holdings of the Fund, then expects to offset any interest rate risk through the sale of one of a series of instruments that exemplifies this riskless rate, like U.S. Treasury Bond futures contracts that trade on the Chicago Mercantile Exchange (“CME”). By hedging against the risk of rising interest rates through its duration neutral approach, the Fund seeks to avoid principal loss when interest rates rise.

The adviser and sub-adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.

The Fund may borrow money from banks to help manage Fund inflows and outflows, such as to avoid having to sell portfolio investments in order to meet net redemptions. The Fund also may borrow money from banks to make additional portfolio investments when the sub-adviser believes market conditions are appropriate. The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed).

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

• Correlation Risk. Municipal bonds on one hand, and treasury bonds and LIBOR swaps or options or futures on treasury bonds on the other hand, may experience a lack of correlation. Such a lack of correlation might occur due to factors unrelated to the value of the investments, such as speculative or other pressures on the markets in which these instruments are traded. The Fund can be adversely affected by times where municipal interest rates rise and the Fund interest rate hedges decline in value.

• Credit Risk. An issuer of a security, or the counterparty to a contract, may default or otherwise be unable to honor a financial obligation.

• Derivatives Risk. Even a small investment in derivatives (which include options, futures and swap contracts may give rise to leverage risk, and can have a significant impact on the Fund's performance. Derivatives are also subject to credit risk and liquidity risk.

• Fixed Income Risk. When the Fund invests in fixed income securities, derivatives on fixed income securities, or Underlying Funds that invest in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance.

• Inflation-Indexed Securities Risk. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise.

• Interest Rates and Bond Maturities Risk. Interest rate changes may adversely affect the market value of an investment. Fixed-income securities typically decline in value when interest rate rise. The Fund may experience adverse exposure from both increasing or declining rates. Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Leverage/Volatility Risk. The Fund may employ leverage and may invest in leveraged instruments. Borrowing magnifies the potential for losses and exposes the Fund interest expenses on borrowing. The more the Fund invests in leverage instruments, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund’s shares to be more volatile than if the Fund did not use leverage.

• Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk. The adviser's or sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Municipal Market Risk. Special factors may negatively affect the value of municipal securities including political or legislative changes, uncertainties related to the tax status of the securities, or the rights of investors in the securities. Municipal bond issuers may utilize derivatives, subjecting the bonds themselves to the derivatives risks described herein.

• Non-Diversification Risk. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• Not Tax Exempt Fund. The Fund is not intended to be a tax exempt fund and may not be tax advantaged. While the sub-adviser expects the majority of the municipal bond instruments in which the Fund invests will be tax advantaged at the time of purchase, under current tax laws, not all municipal bond instruments are designed to be tax advantaged and the municipal bonds in which the Fund invests may generate taxable income, or be subject to the alternative minimum tax. To the extent the Fund’s returns are positive, a portion of the Fund’s investments may generate taxable gains and/or income.

• Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

• Underlying Funds. Other mutual funds, ETFs and closed-end funds (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the sub-adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

• U.S. Government Securities Risk. The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Fund might not be able to recover its investment.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, Fund performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.navigatorfund.com or by calling 1-877-766-2264.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 20, 2013
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Aug 20, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug 20, 2013
Prospectus Date	rr_ProspectusDate	Aug 20, 2013
Navigator Duration Neutral Municipal Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	NAVIGATOR DURATION NEUTRAL BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Navigator Duration Neutral Bond Fund (the “Fund”) seeks to maximize total return, which is comprised of income and capital appreciation, while hedging interest rate exposure.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 18 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in bond instruments. The Fund will invest primarily in municipal bond instruments. The Fund intends to be “duration neutral”, meaning it seeks to provide exposure to the municipal bond market while protecting against loss of principal when interest rates rise. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Fund defines bond instruments to include bonds such as municipal bonds, and U.S. Treasury bonds and notes; derivatives based on bonds, such as futures or options on U.S. Treasury Bonds and Notes; and other investment companies, including exchange traded funds or closed-end funds (“Underlying Funds”), that invest primarily in municipal bonds. The Fund may invest in municipal bond instruments that are not tax advantaged and which may provide taxable income. The 80% bond investment policy can be changed without shareholder approval, however, shareholders would be given at least 60 days’ notice prior to any such change.

Duration is the measure of a bond’s sensitivity to interest rate risk changes. Generally the longer the duration, the more sensitive a bond is to interest rate changes. By maintaining both long and short positions, the Fund expects to be able to isolate and neutralize price shifts resulting from changing interest rates, so that the Fund is duration neutral.

The Fund seeks to hedge the portion of the value of the municipal bond instruments subject to interest rate risk through investments in:

• U.S. Treasury Bonds and Notes,

• Futures and Options on U.S. Treasury Bonds and Notes

• Futures and Options on LIBOR Swaps

• Other mutual funds, exchange traded funds (ETF’s) or closed-end funds (collectively, “Underlying Funds”), including inverse or leveraged ETFs.

Bond Selection

The sub-adviser uses a trading strategy based on its proprietary model to take advantage of value in the municipal bond market, by seeking investments it believes are undervalued. Using this model the sub-adviser expects the Fund to invest in securities of a particular municipal bond market or category when trends are favorable or, conversely, sell securities in that municipal bond market or category when trends are unfavorable. The Fund will invest primarily in investment grade bonds, rated at least Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s, or BBB- or higher by Fitch Ratings at the time of purchase. However, there is no limitation or maximum maturity on the Fund’s investments and the sub-adviser expects to invest in bonds issued throughout the U.S., with various maturities.

Riskless Rate Offset

The sub-adviser believes every bond has embedded in its value a riskless interest rate and it uses a proprietary method of evaluating the amount of riskless interest rate for the base currency (U.S. dollar) embedded in the municipal bond holdings of the Fund, then expects to offset any interest rate risk through the sale of one of a series of instruments that exemplifies this riskless rate, like U.S. Treasury Bond futures contracts that trade on the Chicago Mercantile Exchange (“CME”). By hedging against the risk of rising interest rates through its duration neutral approach, the Fund seeks to avoid principal loss when interest rates rise.

The adviser and sub-adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objective.

The Fund may borrow money from banks to help manage Fund inflows and outflows, such as to avoid having to sell portfolio investments in order to meet net redemptions. The Fund also may borrow money from banks to make additional portfolio investments when the sub-adviser believes market conditions are appropriate. The Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in bond instruments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

• Correlation Risk. Municipal bonds on one hand, and treasury bonds and LIBOR swaps or options or futures on treasury bonds on the other hand, may experience a lack of correlation. Such a lack of correlation might occur due to factors unrelated to the value of the investments, such as speculative or other pressures on the markets in which these instruments are traded. The Fund can be adversely affected by times where municipal interest rates rise and the Fund interest rate hedges decline in value.

• Credit Risk. An issuer of a security, or the counterparty to a contract, may default or otherwise be unable to honor a financial obligation.

• Derivatives Risk. Even a small investment in derivatives (which include options, futures and swap contracts may give rise to leverage risk, and can have a significant impact on the Fund's performance. Derivatives are also subject to credit risk and liquidity risk.

• Fixed Income Risk. When the Fund invests in fixed income securities, derivatives on fixed income securities, or Underlying Funds that invest in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance.

• Inflation-Indexed Securities Risk. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise.

• Interest Rates and Bond Maturities Risk. Interest rate changes may adversely affect the market value of an investment. Fixed-income securities typically decline in value when interest rate rise. The Fund may experience adverse exposure from both increasing or declining rates. Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Leverage/Volatility Risk. The Fund may employ leverage and may invest in leveraged instruments. Borrowing magnifies the potential for losses and exposes the Fund interest expenses on borrowing. The more the Fund invests in leverage instruments, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund’s shares to be more volatile than if the Fund did not use leverage.

• Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk. The adviser's or sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Municipal Market Risk. Special factors may negatively affect the value of municipal securities including political or legislative changes, uncertainties related to the tax status of the securities, or the rights of investors in the securities. Municipal bond issuers may utilize derivatives, subjecting the bonds themselves to the derivatives risks described herein.

• Non-Diversification Risk. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• Not Tax Exempt Fund. The Fund is not intended to be a tax exempt fund and may not be tax advantaged. While the sub-adviser expects the majority of the municipal bond instruments in which the Fund invests will be tax advantaged at the time of purchase, under current tax laws, not all municipal bond instruments are designed to be tax advantaged and the municipal bonds in which the Fund invests may generate taxable income, or be subject to the alternative minimum tax. To the extent the Fund’s returns are positive, a portion of the Fund’s investments may generate taxable gains and/or income.

• Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

• Underlying Funds. Other mutual funds, ETFs and closed-end funds (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the sub-adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

• U.S. Government Securities Risk. The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Fund might not be able to recover its investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, Fund performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.navigatorfund.com or by calling 1-877-766-2264.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-766-2264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.navigatorfund.com
Navigator Duration Neutral Municipal Bond Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NDNAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.98%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.93%	[1]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	564
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	968
Navigator Duration Neutral Municipal Bond Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NDNCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.73%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.68%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	271
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	843
Navigator Duration Neutral Municipal Bond Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NDNIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.73%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.68%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	171
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	540

[1]	Estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until January 30, 2015, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund services providers (other than the Adviser)) will not exceed 1.90%, 2.65%, and 1.65% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing exexpense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.